Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002

Dear Shareholder:

After the sharp decline in September 2002, the high-yield market bounced back over the next seven months. The signs of potential economic recovery early in 2002 and strong flows into the high-yield asset class contributed to the improved tone of the market. However, the high-yield market weakened again during the balance of the review period as the economy slowed and accounting scandals at WorldCom and other companies shocked market participants. WorldCom reported that it had misclassified nearly $3.9 billion in costs. This announcement caused the market to fall significantly in late June as investor confidence eroded. Strong inflows into the high-yield asset class -- totaling nearly $9 billion from January through May -- stopped as investors withdrew approximately $2 billion in June and July. The size of net redemptions led to sales by mutual funds and dealers, resulting in lower prices.

On balance, credit spreads in the high-yield market relative to U.S. Treasury securities widened to historically wide levels. Spreads also widened within the lower-rated portion of the high-yield market as investors continued to prefer investments in the relatively higher-quality end of the marketplace. In addition, bonds in sectors related to telecommunications, cable and utilities performed poorly as investors continued to be concerned about accounting scandals and slower economic growth going forward.

Performance and Portfolio Strategy

For the 6-month period ended July 31, 2002, Morgan Stanley High Income Advantage Trust III's net asset value (NAV) declined from $1.25 per share on January 31, 2002, to $1.07 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions totaling $0.072 per share, the Trust produced a total return of -9.18 percent. For the same period, the Trust's market price on the New York Stock Exchange (NYSE) declined from $1.27 per share on January 31, 2002, to $1.01 per share on July 31, 2002. Based on this change, plus the reinvestment of distributions, the Trust produced a total return of -15.62 percent.

As noted, the past three years have been one of the most difficult periods for the high-yield market. As a result of the substantial weakness in the market, high-yield bond prices have declined sharply and yields have risen over much of this period. The Trust's positions in the lower-rated portion of the market and in communications-related industries have been adversely affected. The last three months represented an extension of these difficulties.

The Trust's allocations in the fixed-line communications, wireless communications and cable industries contributed to its disappointing performance during the review period. These industries

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

were down by more than 30 percent over the past six months, thereby underperforming the rest of the high-yield market. Accompanied by slower revenue growth, higher default rates and many rating downgrades, these factors led prices lower for most bonds in these industries. Despite the Trust's investments in a number or these industries having been reduced over the past year, allocations remained above market weights, thus adversely affecting performance.

Performance was helped by the higher-quality bonds added to the portfolio over the past year, particularly those in the housing and health-care sectors. These sectors performed better than most others in the high-yield market. Finally, an underweighting of the utilities sector helped mitigate losses when this sector came under pressure as a result of accounting concerns.

Over the course of the fiscal year, the Trust's portfolio management team continued to reposition the portfolio for the current market environment. New positions were initiated in many companies, including Starwood Hotels, Venetian, Intermet, Metaldyne and Foamex.. The team increased the Trust's overall credit quality by buying BB-rated securities and decreasing exposure to telecommunications-related industries.

At fiscal year-end the Trust was overweighted toward wireline communications, cable, wireless communications and media, as well as manufacturing and housing. Underweighted positions included consumer products and retail. The Trust's portfolio management team believes that consumer spending is likely to lag the growth of the overall economy. The Trust also is underweighted toward utilities, because of accounting concerns, and aerospace, as a result of slow demand.

Looking Ahead

June and July were two of the worst back-to-back months in the history of the high-yield market. Although the spread widening that has occurred over the last few months makes the market look attractive, it is uncertain how long it will take to restore investor confidence. We anticipate that the economy may grow moderately over the next 18 months. We believe this growth, if realized, should help corporate balance sheets, which may in turn help to lower defaults among high-yield issuers.

We also believe that the high-yield market may benefit from a structural shift in its makeup that has occurred over the past year. One of the greatest excesses of the late 1990s occurred when more and more lower-quality companies were able to tap the high-yield market for financing. This wave of lower-quality companies helped drag down the market's overall credit quality and was a large contributor to the climbing default rates of the past two years. In our view, this trend

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

has reversed in the past year as lower-quality companies have been all but shut out of the market for new issuance. We anticipate that this shift upward in quality should also help reduce broader market default rates from their recent elevated levels back to their historical averages.

Plan of Reorganization

On July 25, 2002, the Board of Trustees of the Trust and the Board of Directors of Morgan Stanley High Yield Securities approved a proposed plan of reorganization of the Trust into Morgan Stanley High Yield Securities, an open-end investment company.

Pursuant to an Agreement and Plan of Reorganization, substantially all the assets of the Trust would be combined with the assets of Morgan Stanley High Yield Securities, effectively open-ending the Trust. Shareholders of the Trust would receive Class D shares of Morgan Stanley High Yield Securities with a value equal to the net asset value of their respective holdings in the Trust. If shareholders of the Trust approve the Agreement and Plan of Reorganization, they would become Class D shareholders of Morgan Stanley High Yield Securities and the shares of the Trust will no longer be listed or traded on the New York Stock Exchange. The approval of shareholders of Morgan Stanley High Yield Securities is not required.

The Agreement and Plan of Reorganization will be submitted to shareholders of the Trust at a Special Meeting presently scheduled to take place in December 2002. A proxy statement formally detailing the Agreement and Plan of Reorganization will be mailed to shareholders in September. Morgan Stanley High Income Advantage Trust III and Morgan Stanley High Yield Securities are managed by Morgan Stanley Investment Advisors Inc.'s High Yield team.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lowest at the time of purchase.

Morgan Stanley High Income Advantage Trust III
LETTER TO THE SHAREHOLDERS - JULY 31, 2002 continued

We appreciate your ongoing support of Morgan Stanley High Income Advantage Trust III and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Corporate Bonds (86.3%)
            Advertising/Marketing Services (1.3%)
$    180    Interep National Radio Sales, Inc. .....................   10.00%         07/01/08    $   159,300
                                                                                                  -----------
            Aerospace & Defense (0.5%)
     225    Loral Space & Communications Ltd. ......................    9.50          01/15/06         72,000
                                                                                                  -----------
            Airlines (0.7%)
     155    Air Canada Corp. (Canada)...............................   10.25          03/15/11        100,750
                                                                                                  -----------
            Alternative Power Generation (0.4%)
      95    Calpine Corp. ..........................................    8.50          02/15/11         48,450
                                                                                                  -----------
            Auto Parts: O.E.M. (4.6%)
      35    Arvinmeritor, Inc. .....................................    8.75          03/01/12         37,773
      40    Collins & Aikman Products Co. ..........................   11.50          04/15/06         36,200
      95    Collins & Aikman Products Co. ..........................   10.75          12/31/11         93,813
     180    Dana Corp. .............................................    9.00          08/15/11        172,800
      55    Dura Operating Corp. ...................................    8.625         04/15/12         55,137
      60    Intermet Corp. - 144A*..................................    9.75          06/15/09         60,000
      35    Lear Corp. (Series B)...................................    8.11          05/15/09         36,050
      75    Metaldyne Corp. - 144A*.................................   11.00          06/15/12         69,000
      60    Stoneridge, Inc. .......................................   11.50          05/01/12         61,050
                                                                                                  -----------
                                                                                                      621,823
                                                                                                  -----------
            Broadcast/Media (1.4%)
     270    Tri-State Outdoor Media Group, Inc. (b).................   11.00          05/15/08        197,100
                                                                                                  -----------
            Broadcasting (1.7%)
     125    Salem Communications Holdings Corp. ....................    9.00          07/01/11        125,625
      60    XM Satellite Radio, Inc. ...............................   14.00          03/15/10         20,400
     100    Young Broadcasting, Inc. ...............................   10.00          03/01/11         88,500
                                                                                                  -----------
                                                                                                      234,525
                                                                                                  -----------
            Cable/Satellite TV (4.8%)
   3,750    Australis Holdings Property Ltd. (Australia) (a)(b).....   15.00          11/01/02              0
      60    British Sky Broadcasting Group PLC (United Kingdom).....    6.875         02/23/09         54,718
     150    British Sky Broadcasting Group PLC (United Kingdom).....    8.20          07/15/09        144,910
     225    Callahan Nordrhein Westfalen (Germany) (a)(b)...........   14.00          07/15/10          6,750
     275    Charter Communications Holdings Corp. ..................   11.75++        05/15/11         89,375
     155    Echostar DBS Corp. - 144A*..............................    9.125         01/15/09        142,600

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

$    375    Knology Holdings, Inc. .................................   11.875++%      10/15/07    $   127,500
     155    Ono Finance PLC (United Kingdom)........................   14.00          02/15/11         26,350
      25    Pegasus Communications Corp. (Series B).................    9.75          12/01/06         11,750
     185    Telewest Communications PLC (United Kingdom)............    9.875         02/01/10         37,000
     355    United Pan-Europe Communications N.V. (Series B)
              (Netherlands) (b).....................................   10.875         08/01/09         18,194
                                                                                                  -----------
                                                                                                      659,147
                                                                                                  -----------
            Casino/Gaming (2.9%)
     950    Aladdin Gaming Holdings Corp. (Series B)................   13.50++        03/01/10         19,000
      55    Harrah's Operating Co., Inc. ...........................    8.00          02/01/11         59,130
     110    Park Place Entertainment Corp. .........................    8.875         09/15/08        111,650
     600    Resort At Summerlin LP (Series B) (a)(b)................   13.00          12/15/07              0
     130    Station Casinos, Inc. ..................................    9.875         07/01/10        137,150
      75    Venetian Casino/LV Sands - 144A*........................   11.00          06/15/10         74,812
                                                                                                  -----------
                                                                                                      401,742
                                                                                                  -----------
            Cellular Telephone (0.7%)
      50    Dobson/Sygnet Communications Co. .......................   12.25          12/15/08         26,000
     700    Dolphin Telecom PLC (Series B) (United Kingdom)
              (a)(d)................................................   14.00++        05/15/09             70
   3,200    Dolphin Telecom PLC (United Kingdom) (a)(d).............   11.50++        06/01/08            320
      90    Tritel PCS, Inc. .......................................   12.75++        05/15/09         65,700
                                                                                                  -----------
                                                                                                       92,090
                                                                                                  -----------
            Chemicals: Major Diversified (1.6%)
      86    Equistar Chemical/Funding...............................   10.125         09/01/08         78,475
     160    Huntsman ICI Chemicals LLC..............................   10.125         07/01/09        140,800
                                                                                                  -----------
                                                                                                      219,275
                                                                                                  -----------
            Chemicals: Specialty (2.2%)
      60    Acetex Corp. (Canada)...................................   10.875         08/01/09         61,200
      15    ISP Chemco, Inc. (Series B).............................   10.25          07/01/11         14,625
     125    ISP Holdings, Inc. (Series B)...........................   10.625         12/15/09        111,875
      70    Lyondell Chemical Co. (Series B)........................    9.875         05/01/07         65,625
      40    Millennium America, Inc. ...............................    9.25          06/15/08         41,000
                                                                                                  -----------
                                                                                                      294,325
                                                                                                  -----------
            Commercial Printing/Forms (1.1%)
     100    Mail-Well I Corp. - 144A*...............................    9.625         03/15/12         77,000
     500    Premier Graphics, Inc. (b)..............................   11.50          12/01/05         15,625
      20    Quebecor Media, Inc. (Canada)...........................   13.75++        07/15/11         10,250
      60    Quebecor Media, Inc. (Canada)...........................   11.125         07/15/11         52,800
                                                                                                  -----------
                                                                                                      155,675
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

            Consumer/Business Services (2.8%)
$    622    Comforce Corp. (Series B)...............................   15.00+%        12/01/09    $   186,480
      94    MDC Communication Corp. (Canada)........................   10.50          12/01/06         77,080
     145    Muzak LLC/Muzak Finance Corp. ..........................    9.875         03/15/09        121,981
                                                                                                  -----------
                                                                                                      385,541
                                                                                                  -----------
            Containers/Packaging (2.3%)
     220    Owens-Illinois, Inc. ...................................    7.80          05/15/18        173,800
      55    Pliant Corp. ...........................................   13.00          06/01/10         56,375
      80    Riverwood International Corp. ..........................   10.875         04/01/08         82,200
                                                                                                  -----------
                                                                                                      312,375
                                                                                                  -----------
            Diversified Manufacturing (1.3%)
     225    Eagle-Picher Industries, Inc. ..........................    9.375         03/01/08        174,375
                                                                                                  -----------
            Electric Utilities (1.1%)
      75    Mirant Americas General, Inc. ..........................    8.30          05/01/11         39,000
      85    PG&E National Energy Group, Inc. .......................   10.375         05/16/11         62,900
      75    PSEG Energy Holdings - 144A*............................    8.625         02/15/08         48,228
                                                                                                  -----------
                                                                                                      150,128
                                                                                                  -----------
            Electronic Components (1.0%)
      20    Flextronics International Ltd. (Series B) (Singapore)...    9.875         07/01/10         20,200
     255    Soletron Corp. (Conv.)..................................    0.00          11/20/20        111,881
                                                                                                  -----------
                                                                                                      132,081
                                                                                                  -----------
            Electronic Distributors (1.0%)
     125    BRL Universal Equipment Corp. ..........................    8.875         02/15/08        124,375
   1,000    CHS Electronics, Inc. (a)(b)............................    9.875         04/15/05          8,750
                                                                                                  -----------
                                                                                                      133,125
                                                                                                  -----------
            Electronic Equipment/Instruments (0.5%)
     190    High Voltage Engineering, Inc. .........................   10.75          08/15/04         68,400
                                                                                                  -----------
            Electronics/Appliances (0.0%)
   5,000    International Semi-Tech Microelectronics, Inc. (Canada)
              (a)(b)................................................   11.50          08/15/03            500
                                                                                                  -----------
            Engineering & Construction (0.1%)
      55    Encompass Services Corp. ...............................   10.50          05/01/09         13,750
     300    Metromedia Fiber Network, Inc. (a)(b)...................   10.00          12/15/09          3,000
                                                                                                  -----------
                                                                                                       16,750
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

            Environmental Services (1.8%)
$    150    Allied Waste North America, Inc. (Series B).............   10.00%         08/01/09    $   135,000
     110    WMX Technologies, Inc. .................................    7.00          10/15/06        116,642
                                                                                                  -----------
                                                                                                      251,642
                                                                                                  -----------
            Finance/Rental/Leasing (0.3%)
      10    CIT Group, Inc. ........................................    6.50          02/07/06          9,899
      25    CIT Group, Inc. ........................................    5.625         05/17/04         24,946
                                                                                                  -----------
                                                                                                       34,845
                                                                                                  -----------
            Financial Conglomerates (0.3%)
      45    Case Credit Corp. ......................................    6.125         02/15/03         44,236
                                                                                                  -----------
            Food Distributors (0.9%)
     125    Volume Services America, Inc. ..........................   11.25          03/01/09        118,750
                                                                                                  -----------
            Food: Meat/Fish/Dairy (2.2%)
     105    Michael Foods, Inc. (Series B)..........................   11.75          04/01/11        114,975
     115    Smithfield Foods, Inc. .................................    7.625         02/15/08        112,700
      70    Smithfield Foods, Inc. (Series B).......................    8.00          10/15/09         70,350
                                                                                                  -----------
                                                                                                      298,025
                                                                                                  -----------
            Forest Products (2.1%)
      40    Louisiana Pacific Corp. ................................    8.875         08/15/10         43,321
     110    Louisiana Pacific Corp. ................................   10.875         11/15/08        114,950
     130    Tembec Industries, Inc. (Canada)........................    8.50          02/01/11        130,650
                                                                                                  -----------
                                                                                                      288,921
                                                                                                  -----------
            Gas Distributors (0.3%)
      90    Dynegy Holdings, Inc. ..................................    6.875         04/01/11         34,200
                                                                                                  -----------
            Home Building (2.7%)
     145    Schuler Homes, Inc. ....................................    9.375         07/15/09        145,725
      55    Tech Olympic USA, Inc. - 144A*..........................    9.00          07/01/10         51,769
      60    Tech Olympic USA, Inc. - 144A*..........................   10.375         07/01/12         57,075
     110    Toll Corp. .............................................    8.25          02/01/11        107,800
                                                                                                  -----------
                                                                                                      362,369
                                                                                                  -----------
            Hospital/Nursing Management (1.2%)
     145    HCA Inc. ...............................................    8.75          09/01/10        161,664
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

 Hotels/Resorts/Cruiselines (3.6%)

$     45    Hilton Hotels Corp. ....................................    7.95%         04/15/07    $    45,852
     120    HMH Properties, Inc. (Series B).........................    7.875         08/01/08        113,100
     135    Horseshoe Gaming Holding Corp.(Series B)................    8.625         05/15/09        137,025
     100    Prime Hospitality Corp. - 144A*.........................    8.375         05/01/12         96,500
      25    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......    7.375         05/01/07         23,875
      85    Starwood Hotels & Resorts Worldwide, Inc. - 144A*.......    7.875         05/01/12         80,325
                                                                                                  -----------
                                                                                                      496,677
                                                                                                  -----------
            Industrial Conglomerates (0.4%)
      75    Tyco International Group S.A. (Luxembourg)..............    6.75          02/15/11         56,250
                                                                                                  -----------
            Industrial Specialties (1.3%)
      35    Foamex LP/Capital Corp. - 144A*.........................   10.75          04/01/09         35,613
      25    Johnsondiversey, Inc. - 144A*...........................    9.625         05/15/12         25,875
      20    Tekni-Plex, Inc. (Series B).............................   12.75          06/15/10         19,600
      25    Tekni-Plex, Inc. - 144A*................................   12.75          06/15/10         24,500
      70    UCAR Finance Inc. ......................................   10.25          02/15/12         70,000
                                                                                                  -----------
                                                                                                      175,588
                                                                                                  -----------
            Internet Software/Services (1.3%)
     230    Exodus Communications, Inc. (a)(b)......................   11.625         07/15/10         14,375
     500    Globix Corp. (a)(b).....................................   12.50          02/01/10         85,000
     250    PSINet, Inc. (a)(b).....................................   10.50          12/01/06         24,688
     600    PSINet, Inc. (a)(b).....................................   11.00          08/01/09         59,250
                                                                                                  -----------
                                                                                                      183,313
                                                                                                  -----------
            Managed Health Care (2.1%)
     195    Aetna, Inc. ............................................    7.875         03/01/11        209,131
      70    Healthnet, Inc. ........................................    8.375         04/15/11         77,233
                                                                                                  -----------
                                                                                                      286,364
                                                                                                  -----------
            Media Conglomerates (1.2%)
      80    AOL Time Warner, Inc. ..................................    6.875         05/01/12         66,734
     100    Nextmedia Operating, Inc. ..............................   10.75          07/01/11         97,500
                                                                                                  -----------
                                                                                                      164,234
                                                                                                  -----------
            Medical Distributors (0.7%)
      90    Amerisource Bergen Corp. ...............................    8.125         09/01/08         91,800
                                                                                                  -----------
            Medical/Nursing Services (1.0%)
     160    Fresenius Medical Care Capital Trust....................    7.875         06/15/11        136,000
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

   Metal)
 Fabrications
 (0.6%
$     85    Trimas Corp. - 144A*....................................    9.875%        06/15/12    $    83,300
                                                                                                  -----------
            Movies/Entertainment (1.6%)
     135    Alliance Atlantis Communications, Inc. (Canada).........   13.00          12/15/09        144,619
      80    Six Flags, Inc. ........................................    8.875         02/01/10         77,800
                                                                                                  -----------
                                                                                                      222,419
                                                                                                  -----------
            Office Equipment/Supplies (0.0%)
   1,300    Mosler, Inc. (a)(b).....................................   11.00          04/15/03              0
                                                                                                  -----------
            Oil & Gas Pipelines (0.3%)
     100    Williams Companies, Inc. (Series A).....................    7.50          01/15/31         43,500
                                                                                                  -----------
            Oil & Gas Production (2.8%)
     160    Chesapeake Energy Corp. ................................    8.125         04/01/11        156,200
      20    Magnum Hunter Resources, Inc.- 144A*....................    9.60          03/15/12         20,100
      55    Stone Energy Corp. .....................................    8.25          12/15/11         55,138
     170    Vintage Petroleum, Inc. ................................    7.875         05/15/11        153,000
                                                                                                  -----------
                                                                                                      384,438
                                                                                                  -----------
            Oil Refining/Marketing (1.4%)
      95    Husky Oil Ltd. (Canada).................................    8.90          08/15/28        104,086
     120    Tesoro Petroleum Corp. - 144A*..........................    9.625         04/01/12         89,400
                                                                                                  -----------
                                                                                                      193,486
                                                                                                  -----------
            Oilfield Services/Equipment (0.7%)
      60    Hanover Equipment Trust - 144A*.........................    8.50          09/01/08         50,400
      55    Hanover Equipment Trust - 144A*.........................    8.75          09/01/11         45,650
                                                                                                  -----------
                                                                                                       96,050
                                                                                                  -----------
            Other Metals/Minerals (0.9%)
      80    Murrin Murrin Holdings Property Ltd. (Australia)........    9.375         08/31/07         22,400
     100    Phelps Dodge Corp. .....................................    8.75          06/01/11        105,438
                                                                                                  -----------
                                                                                                      127,838
                                                                                                  -----------
            Publishing: Books/Magazines (0.8%)
     145    PRIMEDIA, Inc. .........................................    8.875         05/15/11        104,400
                                                                                                  -----------
            Publishing: Newspapers (0.6%)
      95    Holliner Participation Trust (Canada) - 144A*...........   12.125+        11/15/10         85,464
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

            Pulp & Paper (0.8%)

$    110    Norske Skog Canada Ltd. (Canada)........................    8.625%        06/15/11    $   110,825
                                                                                                  -----------
            Real Estate Development (0.7%)
     120    CB Richard Ellis Services, Inc. ........................   11.25          06/15/11         97,200
                                                                                                  -----------
            Real Estate Investment Trusts (0.5%)
      65    Istar Financial, Inc. ..................................    8.75          08/15/08         65,653
                                                                                                  -----------
            Recreational Products (1.2%)
     150    International Game Technology...........................    8.375         05/15/09        157,125
                                                                                                  -----------
            Restaurants (2.6%)
   6,251    American Restaurant Group Holdings, Inc. - 144A* (c)....    0.00          12/15/05        191,271
   1,500    FRD Acquisition Corp. (Series B) (a)(b).................   12.50          07/15/04        165,000
                                                                                                  -----------
                                                                                                      356,271
                                                                                                  -----------
            Savings Banks (0.2%)
      25    GS Escrow Corp. ........................................    7.125         08/01/05         26,713
                                                                                                  -----------
            Semiconductors (0.5%)
      25    Fairchild Semiconductors Corp. .........................   10.375         10/01/07         26,125
      45    Fairchild Semiconductors Corp. .........................   10.50          02/01/09         47,925
                                                                                                  -----------
                                                                                                       74,050
                                                                                                  -----------
            Services to the Health Industry (2.1%)
      75    Anthem Insurance - 144A*................................    9.125         04/01/10         86,369
     100    Healthsouth Corp. - 144A*...............................    7.625         06/01/12         88,927
     110    Omnicare, Inc. (Series B)...............................    8.125         03/15/11        113,575
                                                                                                  -----------
                                                                                                      288,871
                                                                                                  -----------
            Specialty Stores (0.6%)
      75    AutoNation, Inc. .......................................    9.00          08/01/08         77,438
                                                                                                  -----------
            Specialty Telecommunications (3.5%)
     110    American Tower Corp. ...................................    9.375         02/01/09         58,300
   1,000    Birch Telecom, Inc. (a)(b)..............................   14.00          06/15/08         10,000
     300    DTI Holdings, Inc. (Series B) (a)(d)....................   12.50++        03/01/08            375
     500    Esprit Telecom Group PLC (United Kingdom) (b)...........   10.875         06/15/08             50
     950    Esprit Telecom Group PLC (United Kingdom) (b)...........   11.50          12/15/07             95
   1,800    Firstworld Communications, Inc. (a)(d)..................   13.00++        04/15/08        166,500

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

$    110    Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........    9.50%         11/15/09    $     1,100
     225    Global Crossing Holdings Ltd. (Bermuda) (a)(b)..........    8.70          08/01/07          2,250
     510    GT Group Telecom, Inc. (Canada) (a)(d)..................   13.25++        02/01/10          1,275
     300    Primus Telecommunications Group, Inc. (Series B)........    9.875         05/15/08        147,000
     250    Versatel Telecom International N.V. (Netherlands)
              (a)(b)................................................   13.25          05/15/08         75,000
     200    Viatel Inc. (d).........................................   12.50++        04/15/08          1,000
     700    Viatel Inc. (b).........................................   11.25          04/15/08          3,500
     300    Viatel Inc. (issued 12/08/99) (b).......................   11.50          03/15/09          1,500
     250    Viatel Inc. (issued 03/19/99) (b).......................   11.50          03/15/09          1,250
     735    World Access, Inc. (a)(b)(c)............................   13.25          01/15/08          7,350
     250    Worldwide Fiber, Inc. (Canada) (a)(b)...................   12.00          08/01/09             25
                                                                                                  -----------
                                                                                                      476,570
                                                                                                  -----------
            Steel (0.3%)
      35    Oregon Steel Mills, Inc. - 144A*........................   10.00          07/15/09         35,525
                                                                                                  -----------
            Telecommunication Equipment (0.8%)
     230    Corning, Inc. (Conv.)...................................    0.00          11/08/15        105,800
                                                                                                  -----------
            Telecommunications (1.9%)
   1,300    e. Spire Communications, Inc. (a)(b)....................   13.75          07/15/07          3,250
     390    Focal Communications Corp. (Series B)...................   12.125++       02/15/08         35,100
     250    Hyperion Telecommunication, Inc. (Series B) (b).........   12.25          09/01/04         12,500
     250    MGC Communications, Inc. (a)(b).........................   13.00          04/01/10         10,000
     500    NEXTLINK Communications LLC (a)(b)......................   12.50          04/15/06          5,000
     390    NTL Communications Corp. (Series B) (a)(b)..............   11.875         10/01/10         66,300
     900    Rhythms Netconnections, Inc. (b)........................   12.75          04/15/09         22,500
   1,500    Rhythms Netconnections, Inc. (b)........................   14.00          02/15/10         37,500
     250    Startec Global Communications Corp. (a)(b)..............   12.00          05/15/08             25
     115    Talton Holdings, Inc. (Series B)........................   11.00          06/30/07         34,500
      49    WorldCom, Inc. (a,b)....................................    6.95          08/15/28          6,248
     205    WorldCom, Inc. (a,b)....................................    8.25          05/15/31         26,138
                                                                                                  -----------
                                                                                                      259,061
                                                                                                  -----------
            Trucks/Construction/Farm Machinery (1.7%)
      45    Case Corp. (Series B)...................................    6.25          12/01/03         43,993
     170    J.B. Poindexter & Co., Inc. ............................   12.50          05/15/04        153,213
      30    NMHG Holding Co. - 144A*................................   10.00          05/15/09         30,300
                                                                                                  -----------
                                                                                                      227,506
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON         MATURITY
THOUSANDS                                                               RATE            DATE         VALUE
-------------------------------------------------------------------------------------------------------------

            Wholesale Distributors (1.1%)
$     90    Burhmann US, Inc. ......................................   12.25%         11/01/09    $    91,800
      60    Fisher Scientific International , Inc. .................    7.125         12/15/05         60,000
                                                                                                  -----------
                                                                                                      151,800
                                                                                                  -----------
            Wireless Telecommunications (0.7%)
     150    American Cellular Corp. ................................    9.50          10/15/09         21,000
      40    Arch Wireless Holdings, Inc. ...........................   12.00          05/15/09          6,000
      79    Arch Wireless Holdings, Inc. ...........................   10.00          05/15/07         52,930
   4,000    CellNet Data Systems, Inc. (a)(d).......................   14.00++        10/01/07            400
     500    Globalstar LP/Capital Corp. (a)(b)......................   10.75          11/01/04         20,000
     500    WinStar Communications, Inc. (a)(b).....................   12.75          04/15/10             50
                                                                                                  -----------
                                                                                                      100,380
                                                                                                  -----------
            Total Corporate Bonds (Cost $43,367,158)...........................................    11,766,038
                                                                                                  -----------
NUMBER OF
 SHARES
---------
            Preferred Stocks (4.4%)
            Broadcasting (0.6%)
      13    Paxson Communications Corp.+.......................................................        77,160
                                                                                                  -----------
            Cellular Telephone (0.7%)
      60    Dobson Communications Corp.+.......................................................        18,000
     164    Nextel Communications, Inc.(Series D)+.............................................        82,105
                                                                                                  -----------
                                                                                                      100,105
                                                                                                  -----------
            Electric Utilities (1.0%)
     149    TNP Enterprises, Inc. (Series D)+..................................................       134,100
                                                                                                  -----------
            Publishing: Books/Magazines (0.0%)
     130    PRIMEDIA, Inc. ....................................................................         4,160
                                                                                                  -----------
            Restaurants (0.3%)
      47    FRD Acquisition Co. (Units) ++.....................................................        47,000
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------

Specialty)
 Telecommunications
 (0.2%
     171    Broadwing Communications, Inc. (Series B)..........................................   $    17,100
       1    Crown Castle International Corp.+..................................................           494
      40    Intermedia Communications, Inc. (Series B)+........................................         2,226
   1,055    McLeodUSA, Inc. (Series A) $0.44 (Conv.)...........................................         3,852
   4,102    XO Communications, Inc. ...........................................................            82
                                                                                                  -----------
                                                                                                       23,754
                                                                                                  -----------
            Telecommunication Equipment (1.6%)
 470,213    FWT, Inc. (Series A) (c)...........................................................       211,596
                                                                                                  -----------
            Total Preferred Stocks (Cost $2,573,889)...........................................       597,875
                                                                                                  -----------
            Common Stocks (d) (2.5%)
            Aerospace & Defense (0.1%)
   3,056    Orbital Sciences Corp. (c).........................................................        11,888
                                                                                                  -----------
            Apparel/Footwear Retail (0.0%)
 551,830    County Seat Stores, Inc. (c).......................................................             0
                                                                                                  -----------
            Consumer/Business Services (1.3%)
   9,750    Anacomp, Inc. (Class A) (c)........................................................       170,625
                                                                                                  -----------
            Food: Specialty/Candy (0.0%)
     453    SFAC New Holdings, Inc. (c)........................................................             0
      83    SFFB Holdings, Inc. (c)............................................................             0
  90,000    Specialty Foods Acquisition Corp. - 144A*..........................................             0
                                                                                                  -----------
                                                                                                            0
                                                                                                  -----------
            Medical Specialties (0.1%)
   1,658    MEDIQ, Inc. (c)....................................................................         9,003
                                                                                                  -----------
            Medical/Nursing Services (0.0%)
 104,665    Raintree Healthcare Corp. (c)......................................................             0
                                                                                                  -----------
            Restaurants (0.0%)
   4,750    American Restaurant Group Holdings, Inc. - 144A*...................................             0
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF
 SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------

            Specialty Telecommunications (0.0%)

     555    Versatel Telecom International N.V. (ADR) (Netherlands)............................   $     1,887
   3,142    World Access, Inc. (c).............................................................             6
                                                                                                  -----------
                                                                                                        1,893
                                                                                                  -----------
            Telecommunication Equipment (0.0%)
  41,066    FWT, Inc. (Class A) (c)............................................................           411
                                                                                                  -----------
            Telecommunications (0.1%)
  24,260    Covad Communications Group, Inc. (c)...............................................        28,384
   2,197    Focal Communications Corp. (c).....................................................         2,900
                                                                                                  -----------
                                                                                                       31,284
                                                                                                  -----------
            Textiles (0.0%)
 112,296    United States Leather, Inc. (c)....................................................             0
                                                                                                  -----------
            Wireless Telecommunications (0.9%)
   5,767    Arch Wireless, Inc. (c)............................................................         3,056
  21,268    Motient Corp. (c)..................................................................       116,974
   8,393    Vast Solutions, Inc. (Class B1) (c)................................................             0
   8,393    Vast Solutions, Inc. (Class B2) (c)................................................             0
   8,393    Vast Solutions, Inc. (Class B3) (c)................................................             0
                                                                                                  -----------
                                                                                                      120,030
                                                                                                  -----------
            Total Common Stocks (Cost $12,378,412).............................................       345,134
                                                                                                  -----------
NUMBER OF                                                                            EXPIRATION
WARRANTS                                                                               DATE
---------                                                                            ----------
            Warrants (d) (0.0%)
            Aerospace & Defense (0.0%)
   2,500    Sabreliner Corp. - 144A*...........................................       04/15/03              0
                                                                                                  -----------
            Broadcasting (0.0%)
     130    XM Satellite Radio, Inc. - 144A*...................................       03/15/10            325
                                                                                                  -----------
            Cable/Satellite TV (0.0%)
     155    ONO Finance PLC (United Kingdom) - 144A*...........................       03/16/11             15
                                                                                                  -----------

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

NUMBER OF                                                                            EXPIRATION
WARRANTS                                                                                DATE         VALUE
-------------------------------------------------------------------------------------------------------------

            Casino/Gaming (0.0%)
  17,750    Aladdin Gaming Enterprises, Inc. - 144A*...........................       03/01/10    $         0
     500    Resort At Summerlin LP - 144A*.....................................       12/15/07              0
                                                                                                  -----------
                                                                                                            0
                                                                                                  -----------
            Electric Utilities (0.0%)
     150    TNP Enterprises, Inc. - 144A*......................................       04/01/11          3,750
                                                                                                  -----------
            Internet Software/Services (0.0%)
   1,800    Varado Holdings, Inc. - 144A*......................................       04/15/08              0
                                                                                                  -----------
            Specialty Telecommunications (0.0%)
   1,000    Birch Telecom, Inc. - 144A*........................................       06/15/08              0
     510    GT Group Telecom, Inc. - 144A* (Canada)............................       02/01/10             51
   2,338    McLeodUSA, Inc. ...................................................       04/16/07            398
                                                                                                  -----------
                                                                                                          449
                                                                                                  -----------
            Telecommunications (0.0%)
     250    Startec Global Communications Corp. - 144A*........................       05/15/08              0
                                                                                                  -----------
            Wireless Telecommunications (0.0%)
     300    Motient Corp. - 144A*..............................................       04/01/08              3
                                                                                                  -----------
            Total Warrants (Cost $123,977).....................................................         4,542
                                                                                                  -----------

PRINCIPAL
AMOUNT IN                                                               COUPON    MATURITY
THOUSANDS                                                                RATE       DATE
---------                                                               ------   ----------
            Short-Term Investment (4.2%)
            Repurchase Agreement
$    570    Joint repurchase agreement account (dated 07/31/02;
              proceeds $570,029) (e) (Cost $570,000)..................   1.84%    08/01/02        570,000
                                                                                              -----------
            Total Investments (Cost $59,013,436) (f)....................              97.4%    13,283,589
            Other Assets in Excess of Liabilities.......................               2.6        361,132
                                                                                     -----    -----------
            Net Assets..................................................             100.0%   $13,644,721
                                                                                     =====    ===========

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
PORTFOLIO OF INVESTMENTS - JULY 31, 2002 (UNAUDITED) continued

---------------------

    ADR  American Depository Receipt.
     *   Resale is restricted to qualified institutional investors.
     +   Payment-in-kind security.
    ++   Currently a zero coupon bond that is scheduled to pay
         interest at the rate shown at a future specified date.
    ++   Consists of one or more classes of securities traded
         together as a unit; preferred stocks with attached warrants.
    (a)  Issuer in bankruptcy.
    (b)  Non-income producing security; bond in default.
    (c)  Acquired through exchange offer.
    (d)  Non-income producing securities.
    (e)  Collateralized by federal agency and U.S. Treasury
         obligations.
    (f)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $181,634 and the aggregate gross unrealized depreciation is $45,911,481,
         resulting in net unrealized depreciation of $45,729,847.

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
July 31, 2002 (unaudited)

Assets:
Investments in securities, at value
  (cost $59,013,436)........................................   $13,283,589
Receivable for:
    Interest................................................       316,325
    Investments sold........................................        51,397
Prepaid expenses and other assets...........................        46,909
                                                              ------------
    Total Assets............................................    13,698,220
                                                              ------------
Liabilities:
Investment management fee payable...........................         9,649
Accrued expenses and other payables.........................        43,850
                                                              ------------
    Total Liabilities.......................................        53,499
                                                              ------------
    Net Assets..............................................   $13,644,721
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $107,969,002
Net unrealized depreciation.................................   (45,729,847)
Dividends in excess of net investment income................      (577,944)
Accumulated net realized loss...............................   (48,016,490)
                                                              ------------
    Net Assets..............................................   $13,644,721
                                                              ============
Net Asset Value Per Share,
  12,792,179 shares outstanding
  (unlimited shares authorized of $.01 par value)...........         $1.07
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended July 31, 2002 (unaudited)

Net Investment Income:
Income
Interest....................................................  $   999,763
Dividends...................................................       11,338
                                                              -----------
    Total Income............................................    1,011,101
                                                              -----------
Expenses
Investment management fee...................................       57,271
Professional fees...........................................       46,099
Registration fees...........................................       17,935
Transfer agent fees and expenses............................       17,641
Shareholder reports and notices.............................       14,208
Custodian fees..............................................        8,254
Trustees' fees and expenses.................................        5,779
Other.......................................................        5,176
                                                              -----------
    Total Expenses..........................................      172,363
                                                              -----------
    Net Investment Income...................................      838,738
                                                              -----------
Net Realized and Unrealized Loss:
Net realized loss...........................................   (6,169,982)
Net change in unrealized depreciation.......................    3,843,223
                                                              -----------
    Net Loss................................................   (2,326,759)
                                                              -----------
Net Decrease................................................  $(1,488,021)
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                               JULY 31,      JANUARY 31, 2002
                                                                 2002
                                                              -----------      ------------
                                                              (unaudited)

Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $   838,738      $  3,054,593
Net realized loss...........................................   (6,169,982)       (6,633,349)
Net change in unrealized depreciation.......................    3,843,223        (6,609,909)
                                                              -----------      ------------
    Net Decrease............................................   (1,488,021)      (10,188,665)
Dividends to shareholders from net investment income........     (923,408)       (3,734,923)
Decrease from transactions in shares of beneficial
  interest..................................................      (36,261)          (16,018)
                                                              -----------      ------------

    Net Decrease............................................   (2,447,690)      (13,939,606)
Net Assets:
Beginning of period.........................................   16,092,411        30,032,017
                                                              -----------      ------------
End of Period
(Including dividends in excess of net investment income of
$577,944 and $493,274, respectively)........................  $13,644,721      $ 16,092,411
                                                              ===========      ============

                       See Notes to Financial Statements

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley High Income Advantage Trust III (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Trust seeks to achieve its objective by investing primarily in lower-rated fixed income securities. The Trust was organized as a Massachusetts business trust on November 23, 1988 and commenced operations on February 28, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Trust's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Trust, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Federal Income Tax Status -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Trust records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the following annual rates to the Trust's weekly net assets: 0.75% to the portion of weekly net assets not exceeding $250 million; 0.60% to the portion of weekly net assets exceeding $250 million but not exceeding $500 million; 0.50% to the portion of weekly net assets exceeding $500 million but

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

not exceeding $750 million; 0.40% to the portion of weekly net assets exceeding $750 million but not exceeding $1 billion; and 0.30% to the portion of weekly net assets exceeding $1 billion.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended July 31, 2002 aggregated $3,495,926 and $3,779,459, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At July 31, 2002, the Trust had transfer agent fees and expenses payable of approximately $5,000.

4. Shares of Beneficial Interest

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                                        EXCESS OF
                                                                SHARES     PAR VALUE    PAR VALUE
                                                              ----------   ---------   ------------
Balance, January 31, 2001...................................  12,837,779   $128,378    $111,148,908
Treasury shares purchased and retired (weighted average
  discount 2.38%)*..........................................     (11,600)      (116)        (15,902)
Reclassification due to permanent book/tax differences......          --         --      (3,256,005)
                                                              ----------   --------    ------------
Balance, January 31, 2002...................................  12,826,179    128,262     107,877,001
Treasury shares purchased and retired (weighted average
  discount 3.30%)*..........................................     (34,000)      (340)        (35,921)
                                                              ----------   --------    ------------
Balance, July 31, 2002......................................  12,792,179   $127,922    $107,841,080
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Trust declared the following dividends from net investment income:

     DECLARATION         AMOUNT         RECORD             PAYABLE
        DATE            PER SHARE        DATE                DATE
---------------------   ---------  -----------------  ------------------
  July 30, 2002          $0.012     August 9, 2002     August 23, 2002
 August 27, 2002         $0.012    September 6, 2002  September 20, 2002

Morgan Stanley High Income Advantage Trust III
NOTES TO FINANCIAL STATEMENTS - JULY 31, 2002 (UNAUDITED) continued

6. Federal Income Tax Status

At January 31, 2002, the Trust had a net capital loss carryover of approximately $40,649,000, which may be used to offset future capital gains to the extent provided by regulations which is available through January 31 of the following years:

                             AMOUNT IN THOUSANDS
-----------------------------------------------------------------------------
 2003      2004      2005      2006      2007      2008      2009      2010
-------   -------   -------   -------   -------   -------   -------   -------
$10,665    $4,258    $3,007    $5,910    $1,633    $1,867    $2,195   $11,114
=======   =======   =======   =======   =======   =======   =======   =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Trust's next taxable year. The Trust incurred and will elect to defer net capital losses of approximately $1,198,000 during fiscal 2002.

As of January 31, 2002, the Trust had temporary book/tax differences primarily attributable to post-October losses and book amortization of discount on debt securities and interest on bonds in default.

7. Litigation

On August 29, 2001, a purported class action complaint was filed in the United States District Court for the Southern District of New York on behalf of investors in Morgan Stanley High Income Advantage Trust III alleging that the Trust, its investment advisor and certain of its officers violated the Investment Company Act of 1940 by deviating from a fundamental investment restriction by purportedly investing over 25% of its assets in a single industry. On September 24, 2002, the Court dismissed the complaint with prejudice.

8. Subsequent Event -- Merger

On July 25, 2002, the Board of Trustees of the Trust and Morgan Stanley High Yield Securities Inc. ("High Yield") approved a plan of reorganization whereby the Trust would be merged into High Yield. The Plan of reorganization is subject to the consent of the Trust's shareholders at a meeting to be held on December 10, 2002. If approved, the assets of the Trust would be combined with the assets of High Yield and shareholders of the Trust would become Class D shareholders of High Yield, receiving Class D shares of High Yield equal to the value of their holdings in the Trust.

Morgan Stanley High Income Advantage Trust III

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                       FOR THE SIX            FOR THE YEAR ENDED JANUARY 31,
                                                      MONTHS ENDED    -----------------------------------------------
                                                      JULY 31, 2002    2002      2001      2000      1999      1998
                                                      -------------   -------   -------   -------   -------   -------
                                                       (unaudited)
Selected Per Share Data:

Net asset value, beginning of period................       $1.25        $2.34     $4.04    $ 5.02    $ 6.18    $ 6.11
                                                           -----        -----     -----    ------    ------    ------

Income (loss) from investment operations:
    Net investment income...........................        0.07         0.24      0.59      0.66      0.72      0.78
    Net realized and unrealized gain (loss).........       (0.18)       (1.04)    (1.65)    (0.94)    (1.16)     0.05
                                                           -----        -----     -----    ------    ------    ------

Total income (loss) from investment operations......       (0.11)       (0.80)    (1.06)    (0.28)    (0.44)     0.83
                                                           -----        -----     -----    ------    ------    ------

Less dividends from net investment income...........       (0.07)       (0.29)    (0.64)    (0.70)    (0.72)    (0.76)
                                                           -----        -----     -----    ------    ------    ------

Net asset value, end of period......................       $1.07        $1.25     $2.34    $ 4.04    $ 5.02    $ 6.18
                                                           =====        =====     =====    ======    ======    ======

Market value, end of period.........................       $1.01        $1.27     $3.97    $4.188    $5.938    $7.375
                                                           =====        =====     =====    ======    ======    ======

Total Return+.......................................      (15.62)%(1)  (63.16)%   11.05%   (19.47)%  (10.59)%   16.86%

Ratios to Average Net Assets:
Expenses............................................        2.26 %(2)    1.79%     1.18%     1.08%     1.05%     0.96%

Net investment income...............................       10.98 %(2)   14.51%    17.89%    14.78%    12.61%    12.70%

Supplemental Data:
Net assets, end of period, in thousands.............     $13,645      $16,092   $30,032   $51,869   $64,696   $79,572

Portfolio turnover rate.............................          24 %(1)      76%       21%       40%       81%      113%

---------------------

     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.

                       See Notes to Financial Statements

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

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

MORGAN STANLEY
HIGH INCOME
ADVANTAGE TRUST III

Semiannual Report
July 31, 2002

38587RPT-7981102-ANS-9/02